Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating lease agreements
Amount
Year Ended December 31	$
2014	19,916,212
2015	12,081,983
2016	8,166,279
2017	4,576,659
2018	4,311,688
Then thereafter	32,406,039
Total	81,458,860